Allowance for Loan Losses - Detailed Activity in Allowance for Loan Losses by Portfolio Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	$ 3,372	$ 3,019	$ 3,903
Provision for (reversal of) loan losses	573	334	(543)
Chargeoffs	360	387	437
Recoveries	170	406	96
Net chargeoffs (recoveries)	190	(19)	341
Ending Balance	3,755	3,372	3,019
Loans individually evaluated for impairment				$ 682	$ 401	$ 442
Loans collectively evaluated for impairment				3,073	2,971	2,577
Ending Balance	3,372	3,019	3,903	3,755	3,372	3,019
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	2,845	2,151	3,117
Provision for (reversal of) loan losses	231	606	(827)
Chargeoffs	115	223	169
Recoveries	114	311	30
Net chargeoffs (recoveries)	1	(88)	139
Ending Balance	3,075	2,845	2,151
Loans individually evaluated for impairment				610	401	442
Loans collectively evaluated for impairment				2,465	2,444	1,709
Ending Balance	3,075	2,151	3,117	3,075	2,845	2,151
Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	222	347	258
Provision for (reversal of) loan losses	247	(113)	254
Chargeoffs	107	19	166
Recoveries	9	7	1
Net chargeoffs (recoveries)	98	12	165
Ending Balance	371	222	347
Loans individually evaluated for impairment				72
Loans collectively evaluated for impairment				299	222	347
Ending Balance	371	347	258	371	222	347
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	305	521	528
Provision for (reversal of) loan losses	95	(159)	30
Chargeoffs	138	145	102
Recoveries	47	88	65
Net chargeoffs (recoveries)	91	57	37
Ending Balance	309	305	521
Loans collectively evaluated for impairment				309	305	521
Ending Balance	$ 309	$ 521	$ 528	$ 309	$ 305	$ 521